Marketable debt securities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketable Debt Securities Currency [Abstract]
Real	R$ 64,987,092	R$ 70,109,585	R$ 68,335,103
US dollar	8,715,382	4,516,647	1,911,909
Total	R$ 73,702,474	R$ 74,626,232	R$ 70,247,012